AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 31.9%
Industrial – 16.7%
Basic – 1.3%
Alpek SAB de CV 4.25%, 09/18/2029(a)	U.S.$	200	$157,375
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		200	155,125
DuPont de Nemours, Inc. 4.205%, 11/15/2023		65	68,451
4.493%, 11/15/2025		65	68,931
Eastman Chemical Co. 3.80%, 03/15/2025		50	50,604
Glencore Funding LLC 4.125%, 05/30/2023(a)		58	55,027

			555,513

Capital Goods – 0.7%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		85	74,375
General Electric Co. 0.875%, 05/17/2025	EUR	100	100,085
United Technologies Corp. 3.95%, 08/16/2025	U.S.$	90	98,056

			272,516

Communications - Media – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		7	7,116
4.908%, 07/23/2025		193	204,804
Comcast Corp. 4.15%, 10/15/2028		95	106,636
Cox Communications, Inc. 2.95%, 06/30/2023(a)		51	50,915
Fox Corp. 3.05%, 04/07/2025		9	8,986
ViacomCBS, Inc. 4.75%, 05/15/2025		101	100,813
Walt Disney Co. (The) 3.35%, 03/24/2025		77	83,879

			563,149

Communications - Telecommunications – 2.2%
AT&T, Inc. 3.40%, 05/15/2025		310	320,549
4.125%, 02/17/2026		147	155,675
4.55%, 03/09/2049		64	68,719
Verizon Communications, Inc. 3.00%, 03/22/2027		38	40,129
4.862%, 08/21/2046		75	97,678
5.012%, 04/15/2049		28	37,444
Vodafone Group PLC 3.75%, 01/16/2024		168	174,903

			895,097

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.4%
General Motors Financial Co., Inc. 4.30%, 07/13/2025	U.S.$	30	$26,225
5.10%, 01/17/2024		109	99,816
5.25%, 03/01/2026		21	18,494

			144,535

Consumer Cyclical - Restaurants – 0.2%
McDonald’s Corp. 3.30%, 07/01/2025		43	44,672
Starbucks Corp. 4.50%, 11/15/2048		31	34,913

			79,585

Consumer Cyclical - Retailers – 0.1%
TJX Cos, Inc. (The) 3.50%, 04/15/2025		26	26,575

Consumer Non-Cyclical – 4.1%
AbbVie, Inc. 2.95%, 11/21/2026(a)		67	67,807
4.875%, 11/14/2048		47	54,509
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		120	140,854
BAT Capital Corp. 3.215%, 09/06/2026		92	88,021
Becton Dickinson and Co. 3.734%, 12/15/2024		40	41,242
Biogen, Inc. 4.05%, 09/15/2025		144	152,238
Cigna Corp. 3.75%, 07/15/2023		25	25,719
4.125%, 11/15/2025		45	48,056
4.375%, 10/15/2028		58	62,330
Coca-Cola Co. (The) 2.95%, 03/25/2025		100	107,103
Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030		150	144,375
CVS Health Corp. 4.10%, 03/25/2025		190	200,982
Mylan NV 3.95%, 06/15/2026		85	86,336
Reynolds American, Inc. 6.875%, 05/01/2020		50	50,152
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		200	211,496
Thermo Fisher Scientific, Inc. 4.133%, 03/25/2025		35	37,438
Tyson Foods, Inc. 3.95%, 08/15/2024		48	48,045
4.00%, 03/01/2026		12	12,695
Zimmer Biomet Holdings, Inc. 2.70%, 04/01/2020		51	51,000
3.05%, 01/15/2026		25	24,534
Zoetis, Inc. 3.45%, 11/13/2020		45	45,600

			1,700,532

	Principal Amount (000)		U.S. $ Value

Energy – 4.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	U.S.$	58	$53,488
4.08%, 12/15/2047		20	17,690
Cenovus Energy, Inc. 4.25%, 04/15/2027		12	5,828
Energy Transfer Operating LP 3.75%, 05/15/2030		64	49,751
4.75%, 01/15/2026		175	153,583
Enterprise Products Operating LLC 3.70%, 02/15/2026-01/31/2051		205	198,273
5.20%, 09/01/2020		55	55,146
Exxon Mobil Corp. 2.992%, 03/19/2025		98	103,881
Hess Corp. 4.30%, 04/01/2027		109	78,986
Husky Energy, Inc. 4.40%, 04/15/2029		101	70,141
Kinder Morgan, Inc./DE 3.15%, 01/15/2023		150	146,852
Marathon Oil Corp. 3.85%, 06/01/2025		19	13,553
6.80%, 03/15/2032		100	82,868
Newfield Exploration Co. 5.625%, 07/01/2024		40	19,920
Noble Energy, Inc. 3.85%, 01/15/2028		30	21,224
3.90%, 11/15/2024		107	86,232
ONEOK, Inc. 4.00%, 07/13/2027		87	70,337
4.35%, 03/15/2029		57	46,535
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		24	16,994
3.60%, 11/01/2024		68	56,274
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		80	70,530
5.625%, 03/01/2025		36	34,137
TransCanada PipeLines Ltd. 9.875%, 01/01/2021		108	110,375
Williams Cos., Inc. (The) 4.125%, 11/15/2020		97	95,913

			1,658,511

Services – 0.6%
Expedia Group, Inc. 3.80%, 02/15/2028		94	80,815
Global Payments, Inc. 4.00%, 06/01/2023		43	43,862
S&P Global, Inc. 4.40%, 02/15/2026		127	140,755

			265,432

Technology – 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 01/15/2024		22	22,024
3.875%, 01/15/2027		62	59,222

	Principal Amount (000)		U.S. $ Value
Broadcom, Inc. 3.625%, 10/15/2024(a)	U.S.$	35	$34,456
4.25%, 04/15/2026(a)		42	41,518
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		78	80,704
Intel Corp. 3.40%, 03/25/2025		120	130,409
KLA Corp. 4.65%, 11/01/2024		134	141,777
Lam Research Corp. 2.80%, 06/15/2021		39	39,701
Oracle Corp. 2.50%, 04/01/2025		123	124,145
Seagate HDD Cayman 4.75%, 01/01/2025		37	36,507

			710,463

			6,871,908

Financial Institutions – 13.8%
Banking – 12.3%
American Express Co. Series C 4.026% (LIBOR 3 Month + 0.00%), 06/15/2020(b) (c)		15	12,643
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		200	206,668
Banco Santander SA 3.50%, 04/11/2022		200	199,052
Bank of America Corp. Series DD 6.30%, 03/10/2026(b)		27	28,417
Series L 3.95%, 04/21/2025		360	375,257
Series Z 6.50%, 10/23/2024(b)		41	43,332
Banque Federative du Credit Mutuel SA 2.75%, 10/15/2020(a)		200	201,822
Barclays Bank PLC 6.86%, 06/15/2032(a) (b)		29	34,232
BBVA USA 5.50%, 04/01/2020		250	250,000
BNP Paribas SA 4.375%, 05/12/2026(a)		200	202,792
Capital One Financial Corp. 3.30%, 10/30/2024		135	133,685
CIT Group, Inc. 5.25%, 03/07/2025		56	54,580
Citigroup, Inc. 3.875%, 03/26/2025		165	168,742
Cooperatieve Rabobank UA 4.375%, 08/04/2025		250	252,420

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 06/09/2023	U.S.$	265	$272,510
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/2021		118	117,693
3.50%, 04/01/2025		63	64,389
3.75%, 05/22/2025		53	54,524
3.85%, 07/08/2024		100	104,027
Series D 6.00%, 06/15/2020		195	196,168
HSBC Holdings PLC 4.25%, 08/18/2025		203	209,084
ING Groep NV 3.55%, 04/09/2024		200	201,222
JPMorgan Chase & Co. 3.22%, 03/01/2025		140	143,888
3.54%, 05/01/2028		105	109,483
Series FF 5.00%, 08/01/2024(b)		68	63,311
Series Z 5.30%, 05/01/2020(b)		22	20,332
Manufacturers & Traders Trust Co. 2.625%, 01/25/2021		250	251,355
Mastercard, Inc. 3.30%, 03/26/2027		48	52,272
Morgan Stanley 3.737%, 04/24/2024		75	77,799
5.00%, 11/24/2025		60	65,090
Series G 4.35%, 09/08/2026		186	201,853
Santander Holdings USA, Inc. 3.244%, 10/05/2026		69	62,152
4.40%, 07/13/2027		90	86,006
State Street Corp. 2.901%, 03/30/2026(a)		11	11,083
Truist Financial Corp. 2.625%, 06/29/2020		45	45,103
UBS Group AG 4.125%, 09/24/2025(a)		200	211,514
US Bancorp Series J 5.30%, 04/15/2027(b)		63	59,643
Wells Fargo & Co. 3.069%, 01/24/2023		113	114,437
3.75%, 01/24/2024		110	116,159

			5,074,739

Brokerage – 0.2%
Charles Schwab Corp. (The) 4.20%, 03/24/2025		90	94,699

Finance – 0.3%
Synchrony Financial 4.50%, 07/23/2025		147	143,666

Insurance – 0.6%
Centene Corp. 4.25%, 12/15/2027(a)		14	13,721
4.625%, 12/15/2029(a)		16	16,071

	Principal Amount (000)		U.S. $ Value
Humana, Inc. 4.50%, 04/01/2025	U.S.$	120	$125,141
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		35	54,991
Voya Financial, Inc. 5.65%, 05/15/2053		31	27,791

			237,715

REITS – 0.4%
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		6	5,286
Welltower, Inc. 4.00%, 06/01/2025		146	144,150

			149,436

			5,700,255

Utility – 1.4%
Electric – 1.4%
AES Corp./VA 4.00%, 03/15/2021		49	48,549
Berkshire Hathaway Energy Co. 4.25%, 10/15/2050(a)		29	33,028
Colbun SA 3.15%, 03/06/2030(a)		200	186,000
Consolidated Edison Co. of New York, Inc. Series 20B 3.95%, 04/01/2050		29	30,736
Enel Chile SA 4.875%, 06/12/2028		68	65,918
Florida Power & Light Co. 2.85%, 04/01/2025		24	24,942
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(a)		200	208,562

			597,735

Total Corporates - Investment Grade (cost $13,333,966)			13,169,898

MORTGAGE PASS-THROUGHS – 19.1%
Agency Fixed Rate 30-Year – 16.8%
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		59	67,208
Series 2007 5.50%, 07/01/2035		17	19,227
Series 2016 4.00%, 02/01/2046		184	199,858
Series 2017 4.00%, 07/01/2044		144	155,827
Series 2018 4.00%, 11/01/2048-12/01/2048		174	187,093

	Principal Amount (000)		U.S. $ Value
4.50%, 10/01/2048-11/01/2048	U.S.$	345	$372,169
5.00%, 11/01/2048		86	93,186
FHLMC Uniform Mortgage-Backed Security Series 2019 3.50%, 09/01/2049-11/01/2049		491	522,012
Series 2020 3.50%, 01/01/2050		110	117,322
FNMA Uniform Mortgage-Backed Security Series 2003 5.50%, 04/01/2033-07/01/2033		54	60,601
Series 2004 5.50%, 04/01/2034-11/01/2034		48	54,243
Series 2005 5.50%, 02/01/2035		56	63,156
Series 2010 4.00%, 12/01/2040		85	92,547
Series 2012 3.50%, 02/01/2042-01/01/2043		218	233,744
Series 2013 3.50%, 04/01/2043		105	112,950
4.00%, 10/01/2043		329	357,707
Series 2017 3.50%, 09/01/2047		272	288,285
Series 2018 3.50%, 03/01/2048-05/01/2048		1,843	1,962,193
4.00%, 08/01/2048-12/01/2048		380	409,166
4.50%, 09/01/2048		307	331,553
Series 2019 3.50%, 09/01/2049-11/01/2049		465	494,089
4.00%, 06/01/2049		219	236,255
Series 2020 3.50%, 01/01/2050		109	116,661
Government National Mortgage Association Series 1994 9.00%, 09/15/2024		1	862
Series 2016 3.00%, 04/20/2046		201	213,772
Series 2020 3.00%, 04/01/2050, TBA		150	158,578

			6,920,264

Agency Fixed Rate 15-Year – 2.3%
FNMA Uniform Mortgage-Backed Security Series 2016 2.50%, 07/01/2031-01/01/2032		921	958,570

Total Mortgage Pass-Throughs (cost $7,521,220)			7,878,834

COMMERCIAL MORTGAGE-BACKED SECURITIES – 13.2%
Non-Agency Fixed Rate CMBS – 10.7%
BAMLL Commercial Mortgage Securities Trust Series 2019-WBRK, Class D 3.534%, 03/10/2037(a)		110	93,743
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		155	161,985

	Principal Amount (000)		U.S. $ Value
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058	U.S.$	115	$117,613
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		260	257,430
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 02/10/2048		144	145,716
Series 2015-GC35, Class A4 3.818%, 11/10/2048		55	58,969
Series 2016-C1, Class A4 3.209%, 05/10/2049		192	201,583
Series 2016-GC36, Class A5 3.616%, 02/10/2049		65	69,049
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		45	44,005
Series 2014-UBS3, Class A4 3.819%, 06/10/2047		130	135,126
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		130	136,073
Series 2015-CR24, Class A5 3.696%, 08/10/2048		65	69,359
Series 2015-DC1, Class A5 3.35%, 02/10/2048		80	82,068
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		100	103,564
Series 2015-C3, Class A4 3.718%, 08/15/2048		117	122,023
Series 2015-C4, Class A4 3.808%, 11/15/2048		215	226,412
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.389%, 08/10/2044(a)		10	9,508
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		136	138,789
Series 2015-GC28, Class A5 3.396%, 02/10/2048		95	98,088
Series 2018-GS9, Class A4 3.992%, 03/10/2051		75	80,467
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 5.157%, 05/15/2045		110	101,466
Series 2012-C6, Class E 5.157%, 05/15/2045(a)		132	113,080
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		100	105,577
Series 2014-C22, Class XA 0.835%, 09/15/2047(d)		2,555	76,817
Series 2014-C24, Class C 4.409%, 11/15/2047		110	95,315
Series 2015-C30, Class A5 3.822%, 07/15/2048		65	69,386

	Principal Amount (000)		U.S. $ Value
Series 2015-C31, Class A3 3.801%, 08/15/2048	U.S.$	195	$208,318
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		25	14,331
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		159	159,709
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		100	104,173
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051		125	137,794
Series 2018-C8, Class A4 3.983%, 02/15/2051		100	104,361
Series 2018-C9, Class A4 4.117%, 03/15/2051		125	139,117
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		112	111,718
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, 09/15/2048		95	99,285
Series 2016-C35, Class XA 1.948%, 07/15/2048(d)		954	84,297
Series 2016-LC25, Class C 4.418%, 12/15/2059		85	69,386
Series 2016-NXS6, Class C 4.314%, 11/15/2049		100	82,024
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.185%, 03/15/2045(a) (d)		1,251	34,369
Series 2014-C19, Class A5 4.101%, 03/15/2047		130	137,885

			4,399,978

Non-Agency Floating Rate CMBS – 2.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.705% (LIBOR 1 Month + 1.00%), 05/15/2035(a) (c)		100	88,995
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 1.655% (LIBOR 1 Month + 0.95%), 06/15/2035(a) (c)		100	80,647
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.705% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		185	177,486
BFLD Series 2019-DPLO, Class D 2.545% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (c)		70	52,522

	Principal Amount (000)		U.S. $ Value
BHMS Series 2018-ATLS, Class A 1.955% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (e)	U.S.$	81	$67,804
BX Trust Series 2018-EXCL, Class A 1.792% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (c)		86	75,273
CLNY Trust Series 2019-IKPR, Class D 2.73% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (c)		65	47,105
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.78% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)		100	81,779
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.905% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (c)		115	103,489
Series 2019-SMP, Class A 1.855% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (c)		100	84,939
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.555% (LIBOR 1 Month + 1.85%), 01/16/2037(c) (e)		10	9,168
Starwood Retail Property Trust Series 2014-STAR, Class A 2.175% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (c)		174	162,148

			1,031,355

Total Commercial Mortgage-Backed Securities (cost $5,652,807)			5,431,333

COLLATERALIZED MORTGAGE OBLIGATIONS – 10.6%
Risk Share Floating Rate – 8.4%
Bellemeade Re Ltd. Series 2017-1, Class M1 2.647% (LIBOR 1 Month + 1.70%), 10/25/2027(a) (c)		13	13,287
Series 2018-2A, Class M1B 2.297% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (c)		126	125,502
Series 2018-3A, Class M1B 2.797% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)		139	138,349
Series 2019-4A, Class M1B 2.947% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		150	143,247
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 3.347% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		44	37,382

	Principal Amount (000)		U.S. $ Value
Series 2019-HRP1, Class M2 3.81% (LIBOR 1 Month + 2.15%), 11/25/2039(a) (c)	U.S.$	105	$92,884
Series 2019-R02, Class 1M2 3.247% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		61	50,480
Series 2019-R03, Class 1M2 3.097% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (c)		102	83,635
Series 2019-R04, Class 2M2 3.047% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (c)		115	93,527
Series 2019-R05, Class 1M2 2.947% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (c)		120	101,374
Series 2019-R06, Class 2M2 3.047% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		115	88,910
Series 2019-R07, Class 1M2 3.047% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (c)		110	88,631
Series 2020-R01, Class 1M2 2.997% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (c)		130	77,350
Series 2020-R02, Class 2M2 2.947% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (c)		100	64,863
Eagle RE Ltd. Series 2018-1, Class M1 2.647% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (c)		77	76,809
Eagle Re Ltd. Series 2020-1, Class M1A 1.847% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)		150	143,020
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 2.997% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)		111	90,835
Series 2019-DNA4, Class M2 2.897% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (c)		110	82,568
Series 2019-FTR2, Class M2 3.097% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (c)		115	85,633
Series 2019-HQA1, Class M2 3.297% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (c)		89	75,422
Series 2020-DNA1, Class M2 2.647% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (c)		110	70,950
Series 2020-DNA2, Class M2 2.797% (LIBOR 1 Month + 1.85%), 02/25/2050(a) (c)		60	38,112

	Principal Amount (000)		U.S. $ Value
Series 2020-HQA2, Class M1 1.911% (LIBOR 1 Month + 1.10%), 03/25/2050(a) (c)	U.S.$	65	$62,746
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 1M2 3.947% (LIBOR 1 Month + 3.00%), 07/25/2024(c)		36	33,223
Series 2014-C04, Class 2M2 5.947% (LIBOR 1 Month + 5.00%), 11/25/2024(c)		31	29,805
Series 2015-C01, Class 1M2 5.247% (LIBOR 1 Month + 4.30%), 02/25/2025(c)		62	58,566
Series 2015-C01, Class 2M2 5.497% (LIBOR 1 Month + 4.55%), 02/25/2025(c)		29	27,780
Series 2015-C02, Class 1M2 4.947% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		57	53,065
Series 2015-C02, Class 2M2 4.947% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		52	49,152
Series 2015-C03, Class 1M2 5.947% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		72	69,489
Series 2015-C03, Class 2M2 5.947% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		48	46,526
Series 2015-C04, Class 1M2 6.647% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		88	86,996
Series 2015-C04, Class 2M2 6.497% (LIBOR 1 Month + 5.55%), 04/25/2028(c)		70	64,427
Series 2016-C01, Class 1M2 7.697% (LIBOR 1 Month + 6.75%), 08/25/2028(c)		118	112,996
Series 2016-C02, Class 1M2 6.947% (LIBOR 1 Month + 6.00%), 09/25/2028(c)		98	96,100
Series 2016-C05, Class 2M2 5.397% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		80	76,336
Series 2016-C06, Class 1M2 5.197% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		61	59,080
Series 2017-C04, Class 2M2 3.797% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		45	39,271

	Principal Amount (000)		U.S. $ Value
Home Re Ltd. Series 2018-1, Class M1 2.547% (LIBOR 1 Month + 1.60%), 10/25/2028(a) (c)	U.S.$	73	$72,514
Mortgage Insurance-Linked Notes Series 2020-1, Class M1A 1.897% (LIBOR 1 Month + 0.95%), 02/25/2030(a) (c)		150	143,810
Series 2020-1, Class M2A 2.947% (LIBOR 1 Month + 2.00%), 02/25/2030(a) (c)		150	96,686
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.613% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (e)		86	82,885
Series 2019-2R, Class A 4.363% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		113	105,335
Series 2019-3R, Class A 3.659% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		84	80,905
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.877% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (e)		35	31,630
Series 2015-WF1, Class 2M2 7.127% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (e)		17	14,835

			3,456,928

Agency Floating Rate – 1.3%
Federal National Mortgage Association REMICs Series 2011-131, Class ST 5.593% (6.54% – LIBOR 1 Month), 12/25/2041(c) (f)		134	27,092
Series 2012-70, Class SA 5.603% (6.55% – LIBOR 1 Month), 07/25/2042(c) (f)		245	55,455
Series 2015-90, Class SL 5.203% (6.15% – LIBOR 1 Month), 12/25/2045(c) (f)		261	54,974
Series 2016-77, Class DS 5.053% (6.00% – LIBOR 1 Month), 10/25/2046(c) (f)		249	45,476
Series 2017-16, Class SG 5.103% (6.05% – LIBOR 1 Month), 03/25/2047(c) (f)		268	51,204
Series 2017-26, Class TS 5.003% (5.95% – LIBOR 1 Month), 04/25/2047(c) (f)		255	51,416
Series 2017-62, Class AS 5.203% (6.15% – LIBOR 1 Month), 08/25/2047(c) (f)		267	44,077
Series 2017-81, Class SA 5.253% (6.20% – LIBOR 1 Month), 10/25/2047(c) (f)		265	53,253

	Principal Amount (000)		U.S. $ Value
Series 2017-97, Class LS 5.253% (6.20% – LIBOR 1 Month), 12/25/2047(c) (f)	U.S.$	268	$60,981
Government National Mortgage Association Series 2017-134, Class SE 5.427% (6.20% – LIBOR 1 Month), 09/20/2047(c) (f)		218	31,113
Series 2017-65, Class ST 5.377% (6.15% – LIBOR 1 Month), 04/20/2047(c) (f)		252	52,793

			527,834

Non-Agency Fixed Rate – 0.6%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		14	11,894
Series 2006-24CB, Class A16 5.75%, 08/25/2036		60	40,136
Series 2006-28CB, Class A14 6.25%, 10/25/2036		44	31,309
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		30	24,787
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 07/25/2037		21	14,415
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 05/25/2036		29	20,414
Series 2006-13, Class 1A19 6.25%, 09/25/2036		15	9,655
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		46	31,403
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.196%, 07/25/2036		95	70,901

			254,914

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 1.137% (LIBOR 1 Month + 0.19%), 12/25/2036(c)		116	50,590
HomeBanc Mortgage Trust Series 2005-1, Class A1 1.197% (LIBOR 1 Month + 0.25%), 03/25/2035(c)		32	25,092

			75,682

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate – 0.1%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 2.167%, 05/28/2035	U.S.$	50	$43,366

Total Collateralized Mortgage Obligations (cost $4,994,012)			4,358,724

INFLATION-LINKED SECURITIES – 8.7%
Japan – 1.4%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	60,851	565,564

United States – 7.3%
U.S. Treasury Inflation Index 0.125%, 04/15/2021-07/15/2026 (TIPS)	U.S.$	1,042	1,031,682
0.125%, 07/15/2022 (TIPS)(g)		1,228	1,215,753
0.375%, 07/15/2025 (TIPS)		664	676,500
0.75%, 07/15/2028 (TIPS)		92	98,768

			3,022,703

Total Inflation-Linked Securities (cost $3,573,728)			3,588,267

GOVERNMENTS - TREASURIES – 6.2%
Malaysia – 0.3%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	474	112,032

United States – 5.9%
U.S. Treasury Bonds 2.00%, 02/15/2050	U.S.$	30	34,739
2.375%, 11/15/2049		55	68,372
3.00%, 11/15/2045		638	862,852
4.375%, 11/15/2039		610	952,839
U.S. Treasury Notes 1.125%, 02/28/2025		365	378,516
1.50%, 02/15/2030		43	46,279
1.75%, 11/15/2029		101	110,863

			2,454,460

Total Governments - Treasuries (cost $2,314,671)			2,566,492

ASSET-BACKED SECURITIES – 5.3%
Autos - Fixed Rate – 2.9%
Avis Budget Rental Car Funding AESOP LLC Series 2016-1A, Class A 2.99%, 06/20/2022(a)		100	97,664
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		105	103,608
Exeter Automobile Receivables Trust Series 2016-3A, Class D 6.40%, 07/17/2023(a)		100	102,029

	Principal Amount (000)		U.S. $ Value
Series 2017-1A, Class D 6.20%, 11/15/2023(a)	U.S.$	100	$91,735
Series 2017-3A, Class C 3.68%, 07/17/2023(a)		60	58,317
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(a)		65	65,068
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(a)		125	124,813
Series 2018-3, Class B 3.59%, 12/16/2024(a)		75	74,611
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07%, 05/15/2022		115	114,867
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(a)		125	122,976
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		100	97,062
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(a)		125	123,869

			1,176,619

Other ABS - Fixed Rate – 1.6%
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 07/15/2025(a)		14	13,985
Marlette Funding Trust Series 2018-3A, Class A 3.20%, 09/15/2028(a)		14	13,952
Series 2018-4A, Class A 3.71%, 12/15/2028(a)		21	20,311
Series 2019-3A, Class A 2.69%, 09/17/2029(a)		62	59,777
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		184	177,935
SBA Tower Trust Series 2015-1A,Class C 3.156%, 10/08/2020(e)		147	147,154
SoFi Consumer Loan Program LLC Series 2016-2, Class A 3.09%, 10/27/2025(a)		6	6,068
Series 2016-3, Class A 3.05%, 12/26/2025(a)		7	7,197
Series 2017-1, Class A 3.28%, 01/26/2026(a)		11	10,504
Series 2017-2, Class A 3.28%, 02/25/2026(a)		14	13,737
Series 2017-3, Class A 2.77%, 05/25/2026(a)		20	20,219

	Principal Amount (000)		U.S. $ Value
Series 2017-4, Class B 3.59%, 05/26/2026(a)	U.S.$	130	$117,844
Series 2017-5, Class A2 2.78%, 09/25/2026(a)		66	62,183

			670,866

Credit Cards - Fixed Rate – 0.7%
World Financial Network Credit Card Master Trust Series 2018-A, Class A 3.07%, 12/16/2024		130	129,640
Series 2018-B, Class M 3.81%, 07/15/2025		70	70,815
Series 2019-B, Class M 3.04%, 04/15/2026		80	79,588

			280,043

Home Equity Loans - Fixed Rate – 0.1%
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%, 01/25/2033		44	42,283

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 2.072% (LIBOR 1 Month + 1.13%), 12/25/2032(c)		18	17,052

Total Asset-Backed Securities (cost $2,233,375)			2,186,863

CORPORATES - NON-INVESTMENT GRADE – 2.7%
Financial Institutions – 1.4%
Banking – 1.2%
Citigroup, Inc. 5.95%, 01/30/2023(b)		55	53,183
Series Q 5.95%, 08/15/2020(b)		90	79,683
Credit Suisse Group AG 7.50%, 07/17/2023(a) (b)		200	186,052
Goldman Sachs Group, Inc. (The) Series M 5.375%, 05/10/2020(b)		45	40,162
Series P 5.00%, 11/10/2022(b)		27	23,048
Morgan Stanley Series J 5.55%, 07/15/2020(b)		20	17,421
Standard Chartered PLC 3.28% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		100	76,397

			475,946

	Principal Amount (000)		U.S. $ Value

Finance – 0.2%
Navient Corp. 6.625%, 07/26/2021	U.S.$	95	$97,505

			573,451

Industrial – 1.3%
Basic – 0.1%
Sealed Air Corp. 4.00%, 12/01/2027(a)		47	43,702

Capital Goods – 0.1%
TransDigm, Inc. 6.25%, 03/15/2026(a)		50	49,824

Communications - Media – 0.1%
CSC Holdings LLC 6.75%, 11/15/2021		30	31,177
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		30	24,366

			55,543

Consumer Cyclical - Automotive – 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.25%, 05/15/2026(a)		20	18,759

Consumer Non-Cyclical – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		75	73,942
CVS Health Corp. 3.625%, 04/01/2027		27	27,607
Spectrum Brands, Inc. 5.75%, 07/15/2025		69	65,007

			166,556

Energy – 0.4%
Occidental Petroleum Corp. 2.90%, 08/15/2024		75	41,231
3.50%, 08/15/2029		36	17,003
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		69	66,241
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		33	26,436

			150,911

Technology – 0.1%
CommScope, Inc. 5.50%, 03/01/2024(a)		26	26,276

	Principal Amount (000)		U.S. $ Value
6.00%, 03/01/2026(a)	U.S.$	25	$25,011

			51,287

			536,582

Total Corporates - Non-Investment Grade (cost $1,259,704)			1,110,033

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.1%
United States – 1.1%
State of California Series 2010 7.625%, 03/01/2040		200	322,660
State of Florida Series 2019A 5.00%, 06/01/2020		125	125,796

Total Local Governments - US Municipal Bonds (cost $328,571)			448,456

	Shares

PREFERRED STOCKS – 0.2%
Financial Institutions – 0.2%
REITS – 0.2%
Sovereign Real Estate Investment Trust 12.00%(a) (cost $87,659)		93	98,348

	Principal Amount (000)

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047	U.S.$	50	32,330
6.84%, 01/23/2030(a)		17	12,300

Total Quasi-Sovereigns (cost $60,872)			44,630

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LLC 6.125%, 03/01/2026(e) (cost $21,000)		21	20,633

	Shares

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(h) (i) (j) (cost $289,831)		289,831	289,831

	Principal Amount (000)		U.S. $ Value

Governments - Treasuries – 0.7%
Japan – 0.7%
Japan Treasury Discount Bill Series 887 Zero Coupon, 05/11/2020 (cost $267,003)	JPY	29,700	$276,289

Short-Term Municipal Notes – 0.6%
Massachusetts – 0.3%
Commonwealth of Massachusetts Series 2019A 4.00%, 04/23/2020	U.S.$	130	130,211

Texas – 0.3%
State of Texas 4.00%, 08/27/2020		125	126,410

Total Short-Term Municipal Notes (cost $256,114)			256,621

Total Short-Term Investments (cost $812,948)			822,741

Total Investments – 101.2% (cost $42,194,534)(k)			41,725,252
Other assets less liabilities – (1.2)%			(491,782)

Net Assets – 100.0%			$41,233,470

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	3	June 2020	$570,783	$(8,308)
U.S. 10 Yr Ultra Futures	10	June 2020	1,560,313	85,244
U.S. T-Note 2 Yr (CBT) Futures	12	June 2020	2,644,594	13,158
U.S. T-Note 5 Yr (CBT) Futures	26	June 2020	3,259,344	19,257
U.S. T-Note 10 Yr (CBT) Futures	1	June 2020	138,687	6,202
U.S. Ultra Bond (CBT) Futures	14	June 2020	3,106,250	321,886
Sold Contracts
10 Yr Mini Japan Government Bond Futures	5	June 2020	709,835	9,558

				$446,997

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	MYR	491	USD	120	08/13/2020	$5,964
JPMorgan Chase Bank, NA	JPY	139,154	USD	1,280	04/09/2020	(14,479)
State Street Bank & Trust Co.	ZAR	1,082	USD	74	04/08/2020	13,583
State Street Bank & Trust Co.	EUR	128	USD	143	04/08/2020	2,363
State Street Bank & Trust Co.	CAD	68	USD	48	05/22/2020	(900)
State Street Bank & Trust Co.	GBP	2	USD	3	05/15/2020	117
State Street Bank & Trust Co.	USD	42	EUR	40	04/08/2020	1,462
State Street Bank & Trust Co.	USD	92	ZAR	1,341	04/08/2020	(17,173)
State Street Bank & Trust Co.	USD	428	JPY	45,130	04/09/2020	(7,769)

						$(16,832)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	6.37%	USD	637	$(32,431)	$(31,977)	$(454)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	3,550	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$29,152	$17	$29,135
SEK	15,600	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/Annual	(25,245)	—	(25,245)
CAD	600	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	20,015	1	20,014
USD	130	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	(10,720)	—	(10,720)
JPY	142,860	12/13/2029	6 Month LIBOR	0.080%	Semi-Annual/ Semi-Annual	10,351	—	10,351
USD	250	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(26,376)	—	(26,376)
CAD	130	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(17,053)	—	(17,053)

						$(19,876)	$18	$(19,894)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	19	$(7,403)	$(2,917)	$(4,486)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	38	(14,806)	(5,904)	(8,902)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	3	(1,169)	(477)	(692)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	2	(779)	(319)	(460)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	19	(7,403)	(3,064)	(4,339)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	166	(64,679)	(26,598)	(38,081)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	37	(8,169)	(4,209)	(3,960)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	54	(11,923)	(6,143)	(5,780)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	73	(16,118)	(8,121)	(7,997)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	107	(23,626)	(11,904)	(11,722)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	73	(16,118)	(7,962)	(8,156)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	91	(20,093)	(9,693)	(10,400)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	78	(17,223)	(8,351)	(8,872)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	29	(6,403)	(3,101)	(3,302)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	13.94%	USD	31	$(6,842)	$(4,729)	$(2,113)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	60	(13,248)	(8,095)	(5,153)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	32	(7,065)	(4,217)	(2,848)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	5	(1,104)	(640)	(464)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	44	(9,715)	(5,730)	(3,985)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	62	(13,689)	(7,817)	(5,872)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	22	(4,858)	(2,774)	(2,084)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	44	(9,715)	(5,548)	(4,167)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	52	(11,477)	(7,701)	(3,776)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	5	(1,103)	(800)	(303)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	47	(10,381)	(5,632)	(4,749)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	14	(3,093)	(1,678)	(1,415)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	318	(70,256)	(12,928)	(57,328)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	350	(77,280)	(20,129)	(57,151)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	28	(6,183)	(1,924)	(4,259)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	94	(20,755)	(6,043)	(14,712)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	13.94%	USD	56	$(12,360)	$(8,256)	$(4,104)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	135	(14,184)	(2,624)	(11,560)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	8	(1,767)	(932)	(835)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	51	(11,261)	(6,386)	(4,875)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	84	(18,547)	(8,993)	(9,554)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	27	(5,962)	(3,068)	(2,894)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	28	(6,183)	(3,183)	(3,000)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	8	(1,766)	(456)	(1,310)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	85	(18,768)	(6,948)	(11,820)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	132	(29,145)	(9,193)	(19,952)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	92	(20,314)	(12,121)	(8,193)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	246	(54,317)	(11,955)	(42,362)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	49	(10,820)	(4,208)	(6,612)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	4	(883)	(356)	(527)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	8	(1,767)	(726)	(1,041)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	8	(1,766)	(785)	(981)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	13.94%	USD	16	$(3,532)	$(1,716)	$(1,816)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	34	(7,505)	(5,194)	(2,311)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	57	(12,586)	(6,035)	(6,551)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	41	(9,053)	(5,545)	(3,508)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	14	(3,091)	(1,784)	(1,307)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	4	(883)	(604)	(279)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	39	(8,608)	(6,426)	(2,182)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	28	(6,180)	(4,548)	(1,632)
JPMorgan Securties, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	9	(1,986)	(1,141)	(845)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	51	(11,256)	(6,215)	(5,041)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	18	(3,973)	(2,213)	(1,760)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	35	(7,728)	(2,453)	(5,275)

						$(768,867)	$(319,212)	$(449,655)

*	Termination date
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $8,136,344 or 19.7% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2020.
(d)	IO - Interest Only.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.80% of net assets as of March 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF 1.705%, 11/15/2033	12/04/2017	$185,000	$177,486	0.43%
BHMS
Series 2018-ATLS, Class A 1.955%, 07/15/2035	07/13/2018	81,049	67,804	0.16%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class EFL 2.555%, 01/16/2037	02/11/2020	10,000	9,168	0.02%
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 3.613%, 03/27/2024	03/21/2019	86,260	82,885	0.20%
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A 4.363%, 05/27/2023	06/07/2019	112,878	105,335	0.26%
PMT Credit Risk Transfer Trust
Series 2019-3R, Class A 3.659%, 10/27/2022	10/11/2019	84,434	80,905	0.20%
SBA Tower Trust
Series 2015-1A,Class C 3.156%, 10/08/2020	10/06/2015	147,000	147,154	0.36%
Terraform Global Operating LLC
6.125%, 03/01/2026	02/08/2018	21,000	20,633	0.05%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 6.877%, 11/25/2025	09/28/2015	35,363	31,630	0.08%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2 7.127%, 11/25/2025	09/28/2015	16,449	14,835	0.04%

(f)	Inverse interest only security.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Affiliated investments.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,773,152 and gross unrealized depreciation of investments was $(2,282,272), resulting in net unrealized depreciation of $(509,120).

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

MYR – Malaysian Ringgit

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LIBOR – London Interbank Offered Rates

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$13,169,898	$—	$13,169,898
Mortgage Pass-Throughs	—	7,878,834	—	7,878,834
Commercial Mortgage-Backed Securities	—	5,431,333	—	5,431,333
Collateralized Mortgage Obligations	—	4,358,724	—	4,358,724
Inflation-Linked Securities	—	3,588,267	—	3,588,267
Governments - Treasuries	—	2,566,492	—	2,566,492
Asset-Backed Securities	—	2,186,863	—	2,186,863
Corporates - Non-Investment Grade	—	1,110,033	—	1,110,033
Local Governments - US Municipal Bonds	—	448,456	—	448,456
Preferred Stocks	—	98,348	—	98,348
Quasi-Sovereigns	—	44,630	—	44,630
Emerging Markets - Corporate Bonds	—	20,633	—	20,633
Short-Term Investments:
Investment Companies	289,831	—	—	289,831
Governments - Treasuries	—	276,289	—	276,289
Short-Term Municipal Notes	—	256,621	—	256,621

Total Investments in Securities	289,831	41,435,421	—	41,725,252
Other Financial Instruments(a):
Assets:
Futures	455,305	—	—	455,305
Forward Currency Exchange Contracts	—	23,489	—	23,489
Centrally Cleared Interest Rate Swaps	—	59,518	—	59,518
Liabilities:
Futures	(8,308)	—	—	(8,308)
Forward Currency Exchange Contracts	—	(40,321)	—	(40,321)
Centrally Cleared Credit Default Swaps	—	(32,431)	—	(32,431)
Centrally Cleared Interest Rate Swaps	—	(79,394)	—	(79,394)
Credit Default Swaps	—	(768,867)	—	(768,867)

Total	$736,828	$40,597,415	$—	$41,334,243

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$264	$6,064	$6,038	$290	$1